Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund
Managers Fixed Income Fund
INVESTMENT OBJECTIVE
The Managers Fixed Income Fund's (the "Fund" or "Fixed Income Fund") investment objective is to achieve the highest level of income as is consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in
Class A shares of funds within the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 22 of the Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 77 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers Fixed Income Fund	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Fixed Income Fund		Class A	Class B	Class C	Institutional Class
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.06%	1.81%	1.81%	0.81%
Fee Waiver and Expense Reimbursements	[2]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.85%	1.60%	1.60%	0.60%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interes (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactions costs, acquired fund fees and expenses, and extraordinary expenses) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	508	728	965	1,646
Class B	663	849	1,160	1,885
Class C	263	549	960	2,109
Institutional Class	61	238	429	982

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Managers Fixed Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	163	549	960	1,885
Class C	163	549	960	2,109

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 28%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of
U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund's assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation ("S&P")).
While the Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7- to 15-year maturities. The average maturity of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred stocks, as well as warrants and other equity instruments.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds become due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk-investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than fixed income investments.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Class A)

Best Quarter: 11.11% (2nd Quarter 2009) Worst Quarter: -8.58% (3rd Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	0.07%	5.08%	5.62%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.66%)	3.22%	3.72%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.42%	3.25%	3.68%
Class B	Class B Return Before Taxes	(1.18%)	4.88%	5.38%
Class C	Class C Return Before Taxes	2.75%	5.20%	5.37%
Institutional Class	Institutional Class Return Before Taxes	4.79%	6.26%	6.43%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.